OTHER INCOME AND EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income from operating activities comprise:
Other income	$ 0
Other income	14,928	$ 5,960	$ 15,616
Other Expenses:
Other expenses, by nature	7,865	5,967	5,725
Kibali Jersey Limited [member]
Other Income from operating activities comprise:
Other income	146	136	0
Net foreign exchange gains	0	0	1,657
Other income	146	136	1,657
Other Expenses:
Management Fee	4,385	4,296	3,658
Net foreign exchange loss	38,469	36,134	0
Discounting provision	12,177	7,820	0
Other expenses, by nature	$ 55,031	$ 48,250	$ 3,658